Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value Liabilities Measured on Recurring Basis

The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of the initial issuance date, December 31, 2022 and 2021, by level within the fair value hierarchy:

	Fair Value Measurements Using
At December 31, 2022	(Level 1)	(Level 2)	(Level 3)	Total
Description
Liabilities:
Warrant liabilities - public warrants	$368,000	$-	$-	$368,000
Warrant liabilities - private warrants	-	-	1,902	1,902
Total	$368,000	$-	$1,902	$369,902

	Fair Value Measurements Using
At December 31, 2021	(Level 1)	(Level 2)	(Level 3)	Total
Description
Liabilities:
Warrant liabilities - public warrants	$4,655,200	$-	$-	$4,655,200
Warrant liabilities - private warrants	-	-	2,414,100	2,414,100
Total	$4,655,200	$-	$2,414,100	$7,069,300

Schedule of Fair Value Measurements

The following table provides quantitative information regarding Level 3 fair value measurements inputs for private placement warrants at their measurement dates:

	At December 31, 2022	At December 31, 2021

Share price	$10.45	$9.90
Exercise price	$11.5	$11.5
Expected dividend yield	0%	0%
Expected volatility	2.97%	24.00%
Risk-free interest rate	4.85%	0.54%
Expected life (in years)	0.67	0.98

Schedule of Fair Value Warrant Liabilities

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement Warrants	Public Warrants	Total Warrant Liabilities

Fair value as of January 1, 2022	$2,414,100	$4,655,200	$7,069,300
Change in valuation inputs or other assumptions	(2,412,198)	(4,287,200)	(6,699,398)
Fair value as of December 31, 2022	$1,902	$368,000	$369,902

Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value Warrant Liabilities

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the liabilities classified as Level 3:

	Private Placement Warrants	Public Warrants	Warrant Liabilities

Fair value of Level 3 warrants at January 1, 2022	$2,414,100	$-	$2,414,100
Change in valuation inputs or other assumptions	(2,412,198)	-	(2,412,198)
Fair value of Level 3 warrants at December 31, 2022	$1,902	$-	$1,902